May 17, 2024
Calvert US Mid-Cap Core Responsible Index ETF

The following hereby replaces the second sentence in the (i) fourth paragraph of the section of the Calvert US Mid-Cap Core Responsible Index ETF's Summary Prospectus entitled "Principal Investment Strategies"; (ii) fourth paragraph of the section of the Prospectus entitled "Fund Summary—Calvert US Mid-Cap Core

Responsible Index ETF—Principal Investment Strategies" and (iii) second paragraph of the section of the Prospectus entitled "Details of the Funds—Calvert US Mid-Cap Core Responsible Index ETF—Process":

Mid-size companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding business development companies and approximately the 200 largest publicly traded U.S. companies.